Segmented Information - Schedule of Operating Segments (Detail) - USD ($) $ in Thousands		3 Months Ended						6 Months Ended
		Jun. 30, 2023		Mar. 31, 2023	Jun. 30, 2022		Mar. 31, 2022	Jun. 30, 2023		Dec. 31, 2022	Jun. 30, 2022
Disclosure of operating segments [line items]
Sales		$ 264,972			$ 302,922			$ 479,437			$ 610,166
Cost of sales, excluding depletion		58,642			74,943			110,606			144,936
Depletion		54,474			65,682			99,473			123,084
Gains on Disposal		(5,027)			0			(5,027)			0
Net earnings		141,448		$ 111,391	149,074		$ 157,467	252,839		$ 362,585	306,542
Cash Flow From Operations		202,376			206,359			337,482			416,899
Total Assets		6,879,905			6,448,695			6,879,905		$ 6,759,906	6,448,695
General and administrative material reconciling items [member]
Disclosure of operating segments [line items]
Net earnings		(10,216)			(9,685)			(20,315)			(19,089)
Cash Flow From Operations		(9,544)			(8,546)			(23,384)			(23,365)
Finance costs material reconciling items [member]
Disclosure of operating segments [line items]
Net earnings		(1,352)			(1,389)			(2,731)			(2,811)
Cash Flow From Operations		(999)			(1,011)			(2,066)			(2,088)
Other material reconciling Items [member]
Disclosure of operating segments [line items]
Net earnings		8,692			820			16,254			650
Cash Flow From Operations		7,776			(195)			14,955			488
Income tax recovery material reconciling items [member]
Disclosure of operating segments [line items]
Net earnings		(6,135)			(201)			445			(872)
Cash Flow From Operations		(988)			(80)			(4,332)			(112)
Aggregate material reconciling items [member]
Disclosure of operating segments [line items]
Net earnings		(15,435)			(13,223)			(21,546)			(35,604)
Cash Flow From Operations		(5,493)			(29,231)			(34,648)			(44,891)
Total Assets		1,188,739			607,217			1,188,739			607,217
Share based compensation material reconciling items [Member]
Disclosure of operating segments [line items]
Net earnings		(4,484)			(1,608)			(11,881)			(11,509)
Cash Flow From Operations		0			(18,247)			(16,675)			(18,247)
Donations and community investments material reconciling items [Member]
Disclosure of operating segments [line items]
Net earnings		(1,940)			(1,160)			(3,318)			(1,973)
Cash Flow From Operations		(1,738)			(1,152)			(3,146)			(1,567)
Gold interests [member]
Disclosure of operating segments [line items]
Sales		149,511			157,842			268,708			303,517
Cost of sales, excluding depletion		34,675			39,189			65,711			76,321
Depletion		27,451			31,130			49,973			56,165
Net earnings		87,385			87,523			153,024			171,031
Cash Flow From Operations		114,887			118,781			202,448			227,053
Total Assets		3,621,700			3,599,570			3,621,700			3,599,570
Gold interests [member] | Salobo [member]
Disclosure of operating segments [line items]
Sales		91,350			90,842			159,825			170,407
Cost of sales, excluding depletion		19,351			20,193			34,471			37,889
Depletion		15,209			16,187			27,093			30,371
Net earnings		56,790			54,462			98,261			102,147
Cash Flow From Operations		71,999			70,649			125,353			132,517
Total Assets		2,356,169			2,407,579			2,356,169			2,407,579
Gold interests [member] | Sudbury [member]
Disclosure of operating segments [line items]
Sales	[1]	9,549			14,780			17,866			21,689
Cost of sales, excluding depletion	[1]	1,910			3,167			3,657			4,651
Depletion	[1]	4,892			8,630			9,368			12,684
Net earnings	[1]	2,747			2,983			4,841			4,354
Cash Flow From Operations	[1]	7,579			11,613			13,925			17,038
Total Assets	[1]	274,048			294,485			274,048			294,485
Gold interests [member] | Constancia [member]
Disclosure of operating segments [line items]
Sales		19,090			13,915			31,615			33,555
Cost of sales, excluding depletion		4,004			3,063			6,742			7,388
Depletion		3,037			2,014			5,114			4,859
Net earnings		12,049			8,838			19,759			21,308
Cash Flow From Operations		15,085			10,686			24,873			26,168
Total Assets		90,469			98,930			90,469			98,930
Gold interests [member] | Other gold interests [member]
Disclosure of operating segments [line items]
Sales		2,634	[2]		13,478	[3]		8,247	[2]		29,275	[3]
Cost of sales, excluding depletion		1,494	[2]		5,243	[3]		5,576	[2]		11,781	[3]
Depletion		246	[2]		412	[3]		498	[2]		623	[3]
Net earnings		894	[2]		7,823	[3]		2,173	[2]		16,871	[3]
Cash Flow From Operations		1,252	[2]		8,529	[3]		2,407	[2]		17,351	[3]
Total Assets		537,197	[2]		419,696	[3]		537,197	[2]		419,696	[3]
Gold interests [member] | San Dimas [member]
Disclosure of operating segments [line items]
Sales		22,532			19,910			42,812			38,756
Cost of sales, excluding depletion		7,131			6,630			13,782			12,855
Depletion		2,947			2,760			5,711			5,373
Net earnings		12,454			10,520			23,319			20,528
Cash Flow From Operations		15,401			13,280			29,030			25,901
Total Assets		150,154			161,350			150,154			161,350
Gold interests [member] | Stillwater [member]
Disclosure of operating segments [line items]
Sales		4,356			4,917			8,343			9,835
Cost of sales, excluding depletion		785			893			1,483			1,757
Depletion		1,120			1,127			2,189			2,255
Net earnings		2,451			2,897			4,671			5,823
Cash Flow From Operations		3,571			4,024			6,860			8,078
Total Assets		213,663			217,530			213,663			217,530
Silver interests [member]
Disclosure of operating segments [line items]
Sales		107,081			130,228			192,758			264,560
Cost of sales, excluding depletion		22,234			32,834			41,231			61,149
Depletion		21,849			30,866			38,649			57,427
Gains on Disposal	[4]	(5,027)						(5,027)
Net earnings		68,025			66,528			117,905			145,984
Cash Flow From Operations		84,654			97,187			153,000			203,922
Total Assets		1,481,724			1,644,741			1,481,724			1,644,741
Silver interests [member] | Constancia [member]
Disclosure of operating segments [line items]
Sales		16,322			11,101			24,674			26,614
Cost of sales, excluding depletion		4,142			3,004			6,387			6,918
Depletion		4,212			3,139			6,495			7,212
Net earnings		7,968			4,958			11,792			12,484
Cash Flow From Operations		12,180			7,784			18,288			19,697
Total Assets		186,452			198,672			186,452			198,672
Silver interests [member] | Penasquito [member]
Disclosure of operating segments [line items]
Sales		46,291			47,102			80,162			99,829
Cost of sales, excluding depletion		8,475			9,139			15,043			18,679
Depletion		7,775			7,475			13,802			15,276
Net earnings		30,041			30,488			51,317			65,874
Cash Flow From Operations		37,816			37,963			65,119			81,151
Total Assets		279,872			306,742			279,872			306,742
Silver interests [member] | Antamina [member]
Disclosure of operating segments [line items]
Sales		23,302			26,448			41,897			61,806
Cost of sales, excluding depletion		4,523			5,206			8,229			12,457
Depletion		6,794			8,308			12,540			18,669
Net earnings		11,985			12,934			21,128			30,680
Cash Flow From Operations		18,780			21,242			33,668			49,001
Total Assets		532,828			561,383			532,828			561,383
Silver interests [member] | Other silver interests [member]
Disclosure of operating segments [line items]
Sales		21,166	[5]		45,577	[6]		46,025	[5]		76,311	[7]
Cost of sales, excluding depletion		5,094	[5]		15,485	[6]		11,572	[5]		23,095	[7]
Depletion		3,068	[5]		11,944	[6]		5,812	[5]		16,270	[7]
Gains on Disposal	[4],[5]	(5,027)						(5,027)
Net earnings		18,031	[5]		18,148	[6]		33,668	[5]		36,946	[7]
Cash Flow From Operations		15,878	[5]		30,198	[6]		35,925	[5]		54,073	[7]
Total Assets		482,572	[5]		577,944	[6],[7]		482,572	[5]		577,944	[6],[7]
Mineral Stream Interests [member]
Disclosure of operating segments [line items]
Sales		264,972			302,922			479,437			610,166
Cost of sales, excluding depletion		58,642			74,943			110,606			144,936
Depletion		54,474			65,682			99,473			123,084
Gains on Disposal	[4]	(5,027)						(5,027)
Net earnings		156,883			162,297			274,385			342,146
Cash Flow From Operations		207,869			235,590			372,130			461,790
Total Assets		5,691,166			5,841,478			5,691,166			5,841,478
Palladium interest [member] | Stillwater [member]
Disclosure of operating segments [line items]
Sales		4,879			7,203			9,614			16,736
Cost of sales, excluding depletion		887			1,378			1,752			2,980
Depletion		1,510			1,348			2,713			2,975
Net earnings		2,482			4,477			5,149			10,781
Cash Flow From Operations		3,993			5,825			7,862			13,755
Total Assets		224,099			229,855			224,099			229,855
Cobalt Interests [member] | Voisey's Bay [member]
Disclosure of operating segments [line items]
Sales		3,501			7,649			8,357			25,353
Cost of sales, excluding depletion		846			1,542			1,912			4,486
Depletion		3,664			2,338			8,138			6,517
Net earnings		(1,009)			3,769			(1,693)			14,350
Cash Flow From Operations		4,335			13,797			8,820			17,060
Total Assets		354,195			362,460			354,195			362,460
Platinum Interests [member] | Marathon [Member]
Disclosure of operating segments [line items]
Total Assets		$ 9,448			$ 4,852			$ 9,448			$ 4,852

[1]	Comprised of the operating Coleman, Copper Cliff, Garson, Creighton and Totten gold interests as well as the non-operating Stobie and Victor gold interests.
[2]	Where a gold interest represents less than 10% of the Company’s sales, gross margin or aggregate asset book value and is not evaluated on a regular basis by the Company’s CEO for the purpose of assessing performance, the gold interest has been summarized under Other gold interests. Other gold interests are comprised of the operating Marmato gold interest as well as the non-operating Minto, 777, Copper World Complex, Santo Domingo, Fenix, Blackwater, Marathon, Curipamba, Goose and Cangrejos gold interests. On June 22, 2022, Hudbay announced that mining activities at 777 have concluded and closure activities have commenced. On May 13, 2023, Minto announced the suspension of operations at the Minto mine.
[3]	Where a gold interest represents less than 10% of the Company’s sales, gross margin or aggregate asset book value and is not evaluated on a regular basis by the Company’s CEO for the purpose of assessing performance, the gold interest has been summarized under Other gold interests. Other gold interests are comprised of the operating 777, Minto and Marmato gold interests as well as the non-operating Copper World Complex, Santo Domingo, Fenix, Blackwater, Marathon, Curipamba and Goose gold interests. On June 22, 2022, Hudbay announced that mining activities at 777 have concluded and closure activities have commenced. On May 13, 2023, Minto announced the suspension of operations at the Minto mine.
[4]	See Note 13 for more information.
[5]	Where a silver interest represents less than 10% of the Company’s sales, gross margin or aggregate asset book value and is not evaluated on a regular basis by the Company’s CEO for the purpose of assessing performance, the silver interest has been summarized under Other silver interests. Other silver interests are comprised of the operating Los Filos, Zinkgruvan, Neves-Corvo, Aljustrel, Cozamin and Marmato silver interests and the non-operating Minto, 777, Loma de La Plata, Stratoni, Pascua-Lama, Copper World Complex, Blackwater and Curipamba silver interests. On June 22, 2022, Hudbay announced that mining activities at 777 have concluded and closure activities have commenced. On May 13, 2023, Minto announced the suspension of operations at the Minto mine.
[6]	Where a silver interest represents less than 10% of the Company’s sales, gross margin or aggregate asset book value and is not evaluated on a regular basis by the Company’s CEO for the purpose of assessing performance, the silver interest has been summarized under Other silver interests. Other silver interests are comprised of the operating Los Filos, Zinkgruvan, Aljustrel, Neves-Corvo, Minto, 777, Marmato and Cozamin silver interests, the non-operating Loma de La Plata, Stratoni, Copper World Complex, Pascua-Lama, Blackwater and Curipamba silver interests and the previously owned Keno Hill and Yauliyacu silver interests. On June 22, 2022, Hudbay announced that mining activities at 777 have concluded and closure activities have commenced. On September 7, 2022, the Keno Hill stream was terminated in exchange for $141 million of Hecla common stock. On December 14, 2022 the Company terminated the Yauliyacu PMPA in exchange for a cash payment of $132 million. On May 13, 2023, Minto announced the suspension of operations at the Minto mine.
[7]	Where a silver interest represents less than 10% of the Company’s sales, gross margin or aggregate asset book value and is not evaluated on a regular basis by the Company’s CEO for the purpose of assessing performance, the silver interest has been summarized under Other silver interests. Other silver interests are comprised of the operating Los Filos, Zinkgruvan, Aljustrel, Neves-Corvo, Minto, 777, Marmato and Cozamin silver interests, the non-operating Loma de La Plata, Stratoni, Pascua-Lama, Copper World Complex, Blackwater and Curipamba silver interests and the previously owned Keno Hill and Yauliyacu silver interests. On June 22, 2022, Hudbay announced that mining activities at 777 have concluded and closure activities have commenced. On September 7, 2022, the Keno Hill stream was terminated in exchange for $141 million of Hecla common stock. On December 14, 2022 the Company terminated the Yauliyacu PMPA in exchange for a cash payment of $132 million. On May 13, 2023, Minto announced the suspension of operations at the Minto mine.